Offerings - Offering: 1	Aug. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.100% Senior Notes due 2035
Amount Registered | shares	900,000,000
Proposed Maximum Offering Price per Unit | shares	0.99752
Maximum Aggregate Offering Price | $	$ 897,768,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 137,448.28
Offering Note
(1) The fee payable in connection with the offering relating to this exhibit has been calculated pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), and paid in accordance with Rule 456(b) under the Securities Act.